11. SEGMENT INFORMATION	3 Months Ended
Mar. 31, 2015
Notes to Financial Statements
Note 11. SEGMENT INFORMATION

The Company operates in one business segment being the exploration of mineral property interests.

Geographic information is as follows:

	March 31, 2015	December 31, 2014

Identifiable assets
USA	$41,677,656	$46,949,474
Canada	29,339,466	31,274,058
Mongolia	384,195	533,386
Australia	279,225	897,181
Other	17,953	36,399
	$71,698,495	$79,690,498